Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Assets [abstract]
Cash and balances at central banks	£ 177,069	£ 171,082	[1]	£ 102,353
Cash collateral and settlement balances	77,222	77,168	[1]	90,135
Loans and advances	326,406	324,048	[1]	345,900
Reverse repurchase agreements and other similar secured lending	2,308	12,546	[1]	13,454
Trading portfolio assets	104,187	113,760	[1]	80,240
Financial assets at fair value through the income statement	149,648	116,281	[1]	78,608
Derivative financial instruments	222,538	237,669	[1]	346,626
Financial assets at fair value through other comprehensive income	52,816	0	[1]	0
Financial investments	0	58,915	[1]	63,317
Other financial assets	1,006	3,022
Total financial assets	1,113,200	1,114,491
Other assets	20,083	18,757
Total Assets	1,133,283	1,133,248	[1]	1,213,126	[2]
Liabilities [abstract]
Deposits at amortised cost	394,838	398,701	[1]	390,744
Cash collateral and settlement balances	67,522	68,143	[1]	80,648
Repurchase agreements and other similar secured borrowing	18,578	40,338	[1]	19,760
Debt securities in issue	82,286	73,314		75,932
Subordinated liabilities	20,559	23,826	[1]	23,383
Trading portfolio liabilities	37,882	37,351	[1]	34,687
Financial liabilities designated at fair value	216,834	173,718	[1]	96,031
Derivative financial liabilities	219,643	238,345	[1]	340,487
Other financial liabilities	3,815	5,020
Total financial liabilities	1,061,957	1,058,756
Other liabilities	7,547	8,476
Total liabilities	1,069,504	1,067,232	[1]	1,141,761
Cumulative liquidity gap	63,779	66,016	[1]	£ 71,365
On demand [member]
Assets [abstract]
Cash and balances at central banks	175,534	170,236
Cash collateral and settlement balances	2,389	1,794
Loans and advances	12,506	13,667
Reverse repurchase agreements and other similar secured lending	31	7,522
Trading portfolio assets	104,187	113,760
Financial assets at fair value through the income statement	13,606	14,800
Derivative financial instruments	222,384	237,504
Financial assets at fair value through other comprehensive income	11	0
Financial investments	0	30
Other financial assets	761	2,153
Total financial assets	531,409	561,466
Liabilities [abstract]
Deposits at amortised cost	342,967	337,881
Cash collateral and settlement balances	3,542	2,047
Repurchase agreements and other similar secured borrowing	1,331	3,550
Debt securities in issue	26	907
Subordinated liabilities	0	0
Trading portfolio liabilities	37,882	37,351
Financial liabilities designated at fair value	14,280	13,298
Derivative financial liabilities	219,578	237,235
Other financial liabilities	277	446
Total financial liabilities	619,883	632,715
Cumulative liquidity gap	(88,474)	(71,249)
Not more than three months [member]
Assets [abstract]
Cash and balances at central banks	1,353	846
Cash collateral and settlement balances	74,786	75,323
Loans and advances	11,171	25,720
Reverse repurchase agreements and other similar secured lending	1,245	4,446
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	112,297	77,288
Derivative financial instruments	0	41
Financial assets at fair value through other comprehensive income	3,120	0
Financial investments	0	2,378
Other financial assets	182	759
Total financial assets	204,154	186,801
Liabilities [abstract]
Deposits at amortised cost	30,029	39,586
Cash collateral and settlement balances	63,973	66,052
Repurchase agreements and other similar secured borrowing	5,542	17,841
Debt securities in issue	14,779	17,120
Subordinated liabilities	306	2,402
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	143,635	102,860
Derivative financial liabilities	9	10
Other financial liabilities	2,984	3,793
Total financial liabilities	261,257	249,664
Cumulative liquidity gap	(145,577)	(134,112)
Over three months but not more than six months [member]
Assets [abstract]
Cash and balances at central banks	118	0
Cash collateral and settlement balances	19	32
Loans and advances	7,938	9,735
Reverse repurchase agreements and other similar secured lending	0	578
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	7,174	8,828
Derivative financial instruments	6	0
Financial assets at fair value through other comprehensive income	2,784	0
Financial investments	0	2,717
Other financial assets	56	0
Total financial assets	18,095	21,890
Liabilities [abstract]
Deposits at amortised cost	7,282	8,083
Cash collateral and settlement balances	5	16
Repurchase agreements and other similar secured borrowing	0	4,516
Debt securities in issue	5,937	8,395
Subordinated liabilities	0	791
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,809	10,570
Derivative financial liabilities	0	3
Other financial liabilities	0	0
Total financial liabilities	20,033	32,374
Cumulative liquidity gap	(147,515)	(144,596)
Over six months and not later than nine months [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	2
Loans and advances	5,416	5,594
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,124	4,570
Derivative financial instruments	1	0
Financial assets at fair value through other comprehensive income	1,696	0
Financial investments	0	97
Other financial assets	0	0
Total financial assets	10,237	10,263
Liabilities [abstract]
Deposits at amortised cost	3,672	3,820
Cash collateral and settlement balances	2	4
Repurchase agreements and other similar secured borrowing	0	2,136
Debt securities in issue	5,159	5,107
Subordinated liabilities	78	7
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	9,051	5,918
Derivative financial liabilities	0	0
Other financial liabilities	0	0
Total financial liabilities	17,962	16,992
Cumulative liquidity gap	(155,240)	(151,325)
Over nine months and not later than one year [member]
Assets [abstract]
Cash and balances at central banks	64	0
Cash collateral and settlement balances	22	14
Loans and advances	7,072	7,733
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,312	1,252
Derivative financial instruments	4	0
Financial assets at fair value through other comprehensive income	2,719	0
Financial investments	0	504
Other financial assets	7	0
Total financial assets	12,200	9,503
Liabilities [abstract]
Deposits at amortised cost	3,237	3,823
Cash collateral and settlement balances	0	19
Repurchase agreements and other similar secured borrowing	0	1,396
Debt securities in issue	7,686	1,562
Subordinated liabilities	45	23
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	3,577	3,139
Derivative financial liabilities	0	0
Other financial liabilities	0	0
Total financial liabilities	14,545	9,962
Cumulative liquidity gap	(157,585)	(151,784)
Later than one year and not later than two years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	2	3
Loans and advances	26,336	36,213
Reverse repurchase agreements and other similar secured lending	586	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,677	2,095
Derivative financial instruments	14	71
Financial assets at fair value through other comprehensive income	6,080	0
Financial investments	0	5,675
Other financial assets	0	110
Total financial assets	37,695	44,167
Liabilities [abstract]
Deposits at amortised cost	3,983	2,754
Cash collateral and settlement balances	0	4
Repurchase agreements and other similar secured borrowing	3	310
Debt securities in issue	6,984	8,136
Subordinated liabilities	860	57
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	10,383	10,515
Derivative financial liabilities	3	10
Other financial liabilities	554	781
Total financial liabilities	22,770	22,567
Cumulative liquidity gap	(142,660)	(130,184)
Later than two years and not later than three years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances	25,559	26,244
Reverse repurchase agreements and other similar secured lending	446	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	165	160
Derivative financial instruments	11	22
Financial assets at fair value through other comprehensive income	2,765	0
Financial investments	0	3,928
Other financial assets	0	0
Total financial assets	28,946	30,354
Liabilities [abstract]
Deposits at amortised cost	2,053	634
Cash collateral and settlement balances	0	1
Repurchase agreements and other similar secured borrowing	10,017	93
Debt securities in issue	6,248	3,883
Subordinated liabilities	5,156	1,959
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	5,689	7,281
Derivative financial liabilities	3	5
Other financial liabilities	0	0
Total financial liabilities	29,166	13,856
Cumulative liquidity gap	(142,880)	(113,686)
Over three years but not more than five years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	4	0
Loans and advances	39,604	39,446
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	311	196
Derivative financial instruments	11	15
Financial assets at fair value through other comprehensive income	7,818	0
Financial investments	0	16,162
Other financial assets	0	0
Total financial assets	47,748	55,819
Liabilities [abstract]
Deposits at amortised cost	520	1,198
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,201	10,006
Debt securities in issue	12,988	12,819
Subordinated liabilities	3,387	8,751
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	7,116	5,879
Derivative financial liabilities	3	4
Other financial liabilities	0	0
Total financial liabilities	25,215	38,657
Cumulative liquidity gap	(120,347)	(96,524)
Over five years and not later than ten years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances	48,606	48,382
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	829	557
Derivative financial instruments	86	1
Financial assets at fair value through other comprehensive income	18,659	0
Financial investments	0	17,059
Other financial assets	0	0
Total financial assets	68,180	65,999
Liabilities [abstract]
Deposits at amortised cost	349	266
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	484	490
Debt securities in issue	15,812	10,983
Subordinated liabilities	6,968	5,466
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	4,415	4,923
Derivative financial liabilities	3	41
Other financial liabilities	0	0
Total financial liabilities	28,031	22,169
Cumulative liquidity gap	(80,198)	(52,694)
Over ten years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances	142,198	111,314
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	5,153	6,535
Derivative financial instruments	21	15
Financial assets at fair value through other comprehensive income	7,164	0
Financial investments	0	10,365
Other financial assets	0	0
Total financial assets	154,536	128,229
Liabilities [abstract]
Deposits at amortised cost	746	656
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	6,667	4,402
Subordinated liabilities	3,759	4,370
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	11,879	9,335
Derivative financial liabilities	44	1,037
Other financial liabilities	0	0
Total financial liabilities	23,095	19,800
Cumulative liquidity gap	£ 51,243	£ 55,735

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.